Property, Plant and Equipment - Borrowing Costs - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property, plant and equipment [abstract]
Weighted average borrowing rate for capitalization of borrowing costs	5.40%	5.90%